Schedule of Investments (unaudited) September 30, 2023	BlackRock LifePath® Dynamic 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 41.3%
BlackRock Advantage Emerging Markets Fund, Class K	193,623	$1,765,840
BlackRock Tactical Opportunities Fund, Class K	305,257	4,417,065
Diversified Equity Master Portfolio	$21,324,578	21,324,578
International Tilts Master Portfolio	$5,018,167	5,018,167
iShares Developed Real Estate Index Fund, Class K	119,496	1,000,183
iShares MSCI EAFE Small-Cap ETF(b)	33,192	1,874,352

		35,400,185

Fixed-Income Funds — 45.3%
BlackRock Diversified Fixed Income Fund	3,392,360	31,413,254
BlackRock High Yield Bond Portfolio, Class K	121,297	813,906
iShares TIPS Bond ETF(b)	63,804	6,617,751

		38,844,911

Security	Shares	Value

Money Market Funds — 22.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)	8,536,441	$8,539,002
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)	10,646,167	10,646,167

		19,185,169

Total Investments — 108.9% (Cost: $93,711,970)		93,430,265

Liabilities in Excess of Other Assets — (8.9)%		(7,650,088)

Net Assets — 100.0%		$85,780,177

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares/ Investment Value Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

Advantage CoreAlpha Bond Master Portfolio(a)	$12,933,897	$—		$(14,667,008	)(b)(c)	$(34,001)	$1,767,112	$—	$—	$22,212		$—
BlackRock Advantage Emerging Markets Fund, Class K	1,721,128	10,610		—		—	34,102	1,765,840	193,623	10,610		—
BlackRock Cash Funds: Institutional, SL Agency Shares	2,273,580	6,269,095	(b)	—		(1,917)	(1,756)	8,539,002	8,536,441	3,147	(d)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,446,028	7,200,139	(b)	—		—	—	10,646,167	10,646,167	265,713		—
BlackRock Diversified Fixed Income Fund	—	33,824,017		—		—	(2,410,763)	31,413,254	3,392,360	972,278		—
BlackRock High Yield Bond Portfolio, Class K	765,042	41,287		—		—	7,577	813,906	121,297	50,893		—
BlackRock Tactical Opportunities Fund, Class K	3,957,066	436,545		—		—	23,454	4,417,065	305,257	192,262		—
Diversified Equity Master Portfolio	20,677,976	820,566	(b)(c)	—		1,316,353	(1,490,317)	21,324,578	$21,324,578	268,888		—
International Tilts Master Portfolio	6,121,791	—		(968,268	)(b)(c)	270,632	(405,988)	5,018,167	$5,018,167	140,058		—
iShares Core U.S. Aggregate Bond ETF(a)	9,544,108	—		(9,888,734)		(1,543,052)	1,887,678	—	—	—		—
iShares Developed Real Estate Index Fund, Class K	99,974	1,068,578		(130,000)		(1,019)	(37,350)	1,000,183	119,496	10,003		—
iShares MSCI EAFE Small-Cap ETF	1,874,683	—		—		—	(331)	1,874,352	33,192	33,168		—
iShares TIPS Bond ETF	5,720,511	1,083,302		—		—	(186,062)	6,617,751	63,804	123,750		—
Master Total Return Portfolio(a)	9,661,315	—		(11,773,552	)(b)(c)	(277,237)	2,389,474	—	$—	129,625		—

						$(270,241)	$1,576,830	$93,430,265		$2,222,607		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock LifePath® Dynamic 2025 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P/TSE 60 Index	6	12/14/23	$1,039	$(30,758)
MSCI EAFE Index	11	12/15/23	1,123	(30,397)
MSCI Emerging Markets Index	40	12/15/23	1,911	(47,904)
Russell 2000 E-Mini Index	25	12/15/23	2,248	(97,932)
S&P 500 Micro E-Mini Index	40	12/15/23	865	(28,864)
U.S. Long Bond	20	12/19/23	2,277	(118,078)
Ultra U.S. Treasury Bond	9	12/19/23	1,070	(77,149)
5-Year U.S. Treasury Note	40	12/29/23	4,213	(4,708)

				$(435,790)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	1,272,062	USD	814,459	Goldman Sachs International	12/20/23	$5,611
CAD	1,126,695	USD	826,395	Deutsche Bank AG	12/20/23	4,151
CAD	1,223,518	USD	897,411	Deutsche Bank AG	12/20/23	4,507
USD	13,995	EUR	13,000	Morgan Stanley & Co. International PLC	12/20/23	200

						14,469

EUR	1,583,210	USD	1,704,587	Barclays Bank PLC	12/20/23	(24,601)
JPY	3,359,000	USD	23,128	Barclays Bank PLC	12/20/23	(361)

						(24,962)

						$(10,493)

OTC Total Return Swaps

				Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency

1-Day SOFR plus 0.25%, 5.31%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	11/11/23	USD	1,694	$(97,002)	$—	$(97,002)
1-Day SOFR plus 0.29%, 5.31%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	03/23/24	USD	18	(178)	—	(178)

									$(97,180)	$—	$(97,180)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock LifePath® Dynamic 2025 Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$9,057,440	$—	$—	$9,057,440
Fixed-Income Funds	38,844,911	—	—	38,844,911
Money Market Funds	19,185,169	—	—	19,185,169

	$67,087,520	$—	$—	67,087,520

Investments Valued at NAV(a)				26,342,745

				$93,430,265

Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$—	$14,469	$—	$14,469
Liabilities
Equity Contracts	(235,855)	(97,180)	—	(333,035)
Foreign Currency Exchange Contracts	—	(24,962)	—	(24,962)
Interest Rate Contracts	(199,935)	—	—	(199,935)

	$(435,790)	$(107,673)	$—	$(543,463)

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

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